PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT
PLANT, PROPERTY AND EQUIPMENT

	2014			2013
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian dollars)

Natural Gas Pipelines
Canadian Mainline
Pipeline	9,045	5,712	3,333	8,970	5,457	3,513
Compression	3,423	2,100	1,323	3,392	1,961	1,431
Metering and other	458	180	278	409	174	235
	12,926	7,992	4,934	12,771	7,592	5,179
Under construction	135	—	135	85	—	85
	13,061	7,992	5,069	12,856	7,592	5,264
NGTL System
Pipeline	8,185	3,619	4,566	7,813	3,410	4,403
Compression	2,055	1,318	737	2,038	1,253	785
Metering and other	1,032	446	586	947	418	529
	11,272	5,383	5,889	10,798	5,081	5,717
Under construction	413	—	413	290	—	290
	11,685	5,383	6,302	11,088	5,081	6,007
ANR
Pipeline	1,087	85	1,002	922	59	863
Compression	741	102	639	635	81	554
Metering and other	617	110	507	535	91	444
	2,445	297	2,148	2,092	231	1,861
Under construction	115	—	115	67	—	67
	2,560	297	2,263	2,159	231	1,928
Other Natural Gas Pipelines
GTN	1,842	588	1,254	1,685	488	1,197
Great Lakes	1,807	939	868	1,650	833	817
Foothills	1,671	1,180	491	1,649	1,120	529
Mexico	1,518	130	1,388	641	90	551
Other[1]	1,800	363	1,437	1,652	288	1,364
	8,638	3,200	5,438	7,277	2,819	4,458
Under construction	1,132	—	1,132	1,047	—	1,047
	9,770	3,200	6,570	8,324	2,819	5,505
	37,076	16,872	20,204	34,427	15,723	18,704
Liquids Pipelines
Keystone
Pipeline	7,931	463	7,468	5,079	286	4,793
Pumping equipment	964	80	884	1,118	82	1,036
Tanks and other	2,282	144	2,138	962	71	891
	11,177	687	10,490	7,159	439	6,720
Under construction[2]	4,438	—	4,438	6,020	—	6,020
	15,615	687	14,928	13,179	439	12,740
Energy
Natural Gas – Ravenswood	2,140	476	1,664	1,966	377	1,589
Natural Gas – Other[3,4]	3,214	971	2,243	3,061	846	2,215
Hydro	736	156	580	673	126	547
Wind	970	190	780	946	155	791
Natural Gas Storage	653	99	554	677	92	585
Solar[5]	488	13	475	226	2	224
Other	64	19	45	57	30	27
	8,265	1,924	6,341	7,606	1,628	5,978
Under construction	149	—	149	54	—	54
	8,414	1,924	6,490	7,660	1,628	6,032
Corporate	232	80	152	191	61	130
	61,337	19,563	41,774	55,457	17,851	37,606

1.	Includes Bison, Portland, North Baja, Tuscarora and Ventures LP.

2.	Includes $3.2 billion for Keystone XL at December 31, 2014 (2013 – $2.6 billion). Keystone XL remains subject to regulatory approvals.

3.
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $695 million and $103 million, respectively, at December 31, 2014 (2013 – $640 million and $78 million, respectively). Revenues of $81 million were recognized in 2014 (2013 – $78 million; 2012 – $73 million) through the sale of electricity under the related PPAs.

4.	Includes Halton Hills, Coolidge, Bécancour, Ocean State Power, Mackay River and other natural gas-fired facilities.

5.	Includes the acquisitions of four solar power facilities in each of 2014 and 2013.